Financial risk management objectives and policies - Disclosure of financial assets that are either past due or impaired (Details) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 77,350,250	$ 346,379,574
Financial assets included in prepayments, deposits and other receivables	24,872,391	36,440,972
Financial assets at amortised cost	7,207,543,515	4,281,506,610
Internal Credit Risk Rating AA [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	197,309,175	245,502,780
Cash and bank balances	453,966,764	766,430,471
Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in prepayments, deposits and other receivables	1,650,827	1,355,013
Due from immediate holding company	6,477,266,499	2,921,838,772
12-month expected credit losses [member] | Stage 1 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	21,165,253	0
Financial assets at amortised cost	7,151,358,518	3,935,127,036
12-month expected credit losses [member] | Stage 1 [member] | Internal Credit Risk Rating AA [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	197,309,175	245,502,780
Cash and bank balances	453,966,764	766,430,471
12-month expected credit losses [member] | Stage 1 [member] | Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in prepayments, deposits and other receivables	1,650,827	1,355,013
Due from immediate holding company	6,477,266,499	2,921,838,772
Lifetime expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	77,350,250	346,379,574
Lifetime expected credit losses [member] | Simplified approach [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	56,184,997	346,379,574
Financial assets at amortised cost	$ 56,184,997	$ 346,379,574